Income Taxes - Reconciliation of Federal Statutory Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Feb. 02, 2014	Feb. 03, 2013	Jan. 29, 2012
Income Tax Disclosure [Abstract]
Federal corporate statutory rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit	30.80%	1.20%	4.10%
Foreign taxes	1.80%	0.90%	1.20%
Nondeductible expenses	24.90%	(23.50%)	(7.10%)
Tax credits	(74.80%)	65.80%	20.10%
Valuation allowance	7.10%	257.40%	(7.80%)
Change in reserve	0.20%	32.90%	(2.10%)
Other	1.70%	(45.70%)	(8.20%)
Effective tax rate	26.70%	324.00%	35.20%